Related Parties - Disclosure of Directors’ Renumeration (Details) - ZAR (R) R in Millions	12 Months Ended
	Jun. 30, 2025	Jun. 30, 2024
Executive directors
Disclosure of transactions between related parties [line items]
Salaries	R 39	R 23
Retirement contributions	4	3
Bonuses	25	12
Exercise/settlement of share options	87	13
Key management personnel compensation	155	51
Non-executive directors
Disclosure of transactions between related parties [line items]
Directors' fees	R 17	R 13